Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Central Index Key	0000832705
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Prospectus:
Trading Symbol	DSCXX